Loan Receivable, Net (Details)						1 Months Ended				11 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 05, 2021 USD ($)	Nov. 05, 2021 USD ($)	Sep. 01, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jul. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Nov. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 04, 2022	Nov. 11, 2022	Dec. 31, 2021 USD ($)	Jul. 31, 2023 USD ($)
Loan Receivable, Net [Line Items]
Interest rate percentage						3.65%	3.65%	3.85%		4.35%	3.85%
Agreed to loan						$ 100,000	¥ 1,650,000	$ 120,000	$ 100,000		$ 153,000,000
Bad debts									$ 100,000
Written off recovered											550,000
Maturity date						September 2023	September 2023	July 2023							December, 2022
Repaid amount												$ 75,000
Loan amount																$ 600,000
HuaMei Trading [Member]
Loan Receivable, Net [Line Items]
Amount invested					$ 350,000
Acquire interest percentage					4.99%
Return amount			$ 350,000
Interest bearing loan											350,000
Interest rate percentage													3.85%	3.85%
Agreed to loan				$ 200,000
Bad debts															$ 550,000
Cacti Fintec Limited [Member]
Loan Receivable, Net [Line Items]
Interest rate percentage												4.35%			3.78%
Agreed to loan	$ 250,000	$ 1,300,000													$ 2,100,000
Receivable amount											600,000
Cacti Fintec Limited [Member] | Cacti Fintec Limited Note 1 [Member]
Loan Receivable, Net [Line Items]
Maturity date										November 2023
Cacti Fintec Limited [Member] | Cacti Fintec Limited Note 2 [Member]
Loan Receivable, Net [Line Items]
Maturity date										December 2023
Yifan Sun [Member]
Loan Receivable, Net [Line Items]
Repaid amount											$ 45,000
FLJ Group Limited [Member]
Loan Receivable, Net [Line Items]
Interest rate percentage								3.85%
Agreed to loan								$ 500,000
Maturity date						July 2023	July 2023	July 2023
Yong Zhang [Member]
Loan Receivable, Net [Line Items]
Agreed to loan						$ 237,000